Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2015
Registrant Name	IndexIQ Trust
Central Index Key	0001427789
Amendment Flag	false
Document Creation Date	Aug. 28, 2015
Document Effective Date	Aug. 28, 2015
Prospectus Date	Aug. 28, 2015
IQ Hedge Multi-Strategy Plus Fund | Class A
Risk/Return:
Trading Symbol	IQHOX
IQ Hedge Multi-Strategy Plus Fund | Class I
Risk/Return:
Trading Symbol	IQHIX